PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of September 30, 2022 and December 31, 2021, property and equipment consist of the following (in thousands):

	September 30,	December 31,
	2022	2021

Furniture and equipment	$1,277	$1,394
Leasehold improvements	2,479	2,387
Construction in progress	806	212
Molds	75	75
Gross property and equipment	4,637	4,068
Less accumulated depreciation	(1,593)	(1,243)

Net Property and equipment	$3,044	$2,825

As of December 31, 2021 and 2020, property and equipment consist of the following (in thousands):

	December 31,
	2021	2020

Furniture and equipment	$1,394	$936
Leasehold improvements	2,387	519
Construction in progress	212	143
Molds	75	75
Gross property and equipment	4,068	1,673
Less accumulated depreciation	(1,243)	(801)

Net Property and equipment	$2,825	$872